Changes in Carrying Amount of Goodwill (Detail) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2013	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill gross amount, beginning balance, gross			$ 23,019,309
Goodwill gross amount, ending balance, gross					23,019,309
Goodwill accumulated impairment losses, beginning balance			(22,045,382)
Goodwill accumulated impairment losses, ending balance					(22,045,382)
Balance, beginning of year			973,927	1,154,528	1,154,528
Reverse acquisition			21,864,781		21,864,781
Impairment charge	(21,900,000)	(20,847,608)		(20,847,608)	(21,864,781)
Finalization valuation - Imaging Centers					(180,601)
Business acquisitions						1,154,528
Balance, end of year			$ 973,927		$ 973,927	$ 1,154,528